Schedule of statement of financial position of the parent (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total assets	$ 5,827,095	$ 6,046,882
Total liabilities	(2,001,418)	(2,735,152)
Total equity	3,825,677	3,311,730	$ 4,989,957	$ 5,117,485
Issued capital	53,201,097	48,588,888
Accumulated losses	(50,131,797)	(47,155,401)
Reserves	756,377	1,878,243
Parent [member]
IfrsStatementLineItems [Line Items]
Total assets	5,827,095	6,046,882
Total liabilities	(2,001,418)	(2,735,152)
Total equity	3,825,677	3,311,730
Issued capital	53,201,097	48,588,888
Accumulated losses	(50,018,609)	(47,031,608)
Reserves	$ 643,188	$ 1,754,450